ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accrued compensation costs		$ 25,011	$ 18,482
Accrued severance and retention		2,613	3,779
Trade accounts payable		13,508	8,979
Accrued professional fees		3,168	1,983
Restructuring liability		1,117	730
Taxes payable		1,404	1,700
Interest payable		309	89
Other		11,321	6,933
Accounts Payable and Accrued Liabilities, Current, Total	$ 54,116	$ 58,451	$ 42,675